Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income
Financial assets at fair value through other comprehensive income and at amortized cost		₩ 13,943,159	₩ 14,878,516	₩ 12,891,850
Financial assets at fair value through profit or loss		830,837	828,846	680,606
Interest income		14,773,996	15,707,362	13,572,456
Interest expense		(4,891,296)	(5,969,398)	(4,992,367)
Net interest income (Note 31)		9,882,700	9,737,964	8,580,089
Net fees and commission income
Fees and commission income		3,814,474	3,557,013	3,295,256
Fees and commission expense		(1,431,541)	(1,416,494)	(1,356,259)
Net fees and commission income (Note 32)		2,382,933	2,140,519	1,938,997
Net insurance loss
Insurance income		7,247,753	7,569,425	4,398,738
Insurance expenses		(7,851,685)	(8,066,351)	(4,870,437)
Net insurance loss (Note 27)		(603,932)	(496,926)	(471,699)
Dividend income (Note 33)		97,956	82,158	87,826
Net gain on financial instruments at fair value through profit or loss (Note 34)		272,830	1,385,482	420,026
Net gain (loss) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)		(136,255)	(247,585)	74,944
Net gain (loss) on financial instruments designated at fair value through profit or loss (Note 35)		198,239	(846,046)	(26,643)
Net foreign currency transaction gain		526,615	440,948	194,136
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)		273,793	152,278	20,554
Net gain (loss) on disposal of securities at amortized cost (Note 11)		(25)	66	(9)
Provision for allowance for credit loss (Note 36)		(1,382,179)	(980,692)	(747,877)
General and administrative expense (Note 37)		(5,212,473)	(5,134,674)	(4,741,575)
Other operating expenses, net (Note 39)		(1,370,466)	(1,187,242)	(829,355)
Operating income		4,929,736	5,046,250	4,499,414
Equity method income (Note 15)		159,533	53,287	17,488
Other non-operating income (expense), net (Note 40)		(335,398)	(188,029)	(50,292)
Profit before income taxes		4,753,871	4,911,508	4,466,610
Income tax expense (Note 41)		(1,255,795)	(1,269,124)	(1,268,345)
Profit for the year		3,498,076	3,642,384	3,198,265
Items that are or may be reclassified to profit or loss:
Gain (loss) on financial asset at fair value through other comprehensive income		(86,784)	352,085	161,008
Gain (Loss) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)		90,298	162,967	(54,333)
Equity in other comprehensive income (loss) of associates		(3,318)	3,302	7,407
Foreign currency translation adjustments for foreign operations		(161,365)	105,771	19,983
Net change in unrealized fair value of cash flow hedges		(14,460)	(18,589)	(20,192)
Other comprehensive income (loss) of separate account		3,884	10,427	8,676
Items that are or may be reclassified to profit or loss		(171,745)	615,963	122,549
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability		15,812	(54,644)	(93,098)
Equity in other comprehensive income (loss) of associates		(10)	(8)	28
Valuation gain on financial asset at fair value through other comprehensive income		6,841	18,885	22,725
Loss on disposal of financial asset at fair value through other comprehensive income		(27,826)	(5,861)	(2,635)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss		3,084	(8,425)	1,723
Items that will never be reclassified to profit or loss		(2,099)	(50,053)	(71,257)
Total other comprehensive income (loss), net of income tax		(173,844)	565,910	51,292
Total comprehensive income for the year		3,324,232	4,208,294	3,249,557
Profit for the year attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 29 and 42)	[1]	3,414,595	3,403,497	3,156,722
Non-controlling interest		83,481	238,887	41,543
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.		3,242,745	3,890,701	3,207,602
Non-controlling interest		₩ 81,487	₩ 317,593	₩ 41,955
Earnings per share: (Notes 29 and 42)
Basic and diluted earnings per share in won		₩ 6,654	₩ 7,000	₩ 6,579

[1]	The increase in reserve for credit losses, W25,608 million, due to the business combination with Orange Life insurance and Asia Trust for the year ended December 31, 2019 is excluded.